Fees Summary	Sep. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,966,000
Previously Paid Amount	0.00
Total Fee Amount	1,066.49
Total Offset Amount	0.00
Net Fee	1,066.49
Narrative - Max Aggregate Offering Price	$ 6,966,000
Final Prospectus	true